Fair value measurement (Details) (Fair Value, Measurements, Recurring [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Time deposits	$ 525,926	$ 11,481
Significant other observable inputs (level 2) [Member] | Original maturity of three months or less [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Time deposits	113,371	7,381
Significant other observable inputs (level 2) [Member] | Original maturity more than three months but within one year [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Time deposits	$ 412,555	$ 4,100